Subsequent Events Spin-Off and Merger (Details) - USD ($) $ / shares in Units, $ in Thousands			3 Months Ended									6 Months Ended		12 Months Ended
	Nov. 30, 2015	Nov. 27, 2015	Oct. 02, 2015	Apr. 03, 2015	Jan. 02, 2015	Oct. 03, 2014	Jul. 04, 2014	Mar. 28, 2014	Dec. 27, 2013	Sep. 27, 2013	Jun. 28, 2013	Oct. 02, 2015	Oct. 03, 2014	Apr. 03, 2015	Mar. 28, 2014	Mar. 29, 2013	Sep. 30, 2015
Effect of spin-off or mergers
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Net [Abstract]
Revenues			$ 0			$ 0						$ 0	$ 0
Income from continuing operations attributable to Parent			10,579			(1,950)						20,135	(1,456)
Pro-Forma
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Net [Abstract]
Revenues			1,320,059			1,378,306						2,637,864	2,750,227
Income from continuing operations attributable to Parent			103,477			69,527						191,069	134,134
Computer Sciences Corporation and CSRA | Subsequent Event
Subsequent Event [Line Items]
Dividends paid (in dollars per share)		$ 10.50
Computer Sciences Corporation | Subsequent Event
Subsequent Event [Line Items]
Dividends paid (in dollars per share)		2.25
Computer Sciences Corporation | Subsequent Event | Merger With SRA International
Subsequent Event [Line Items]
Aggregate percent of shares provided as consideration	15.32%
Computer Sciences GS | Actual
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Net [Abstract]
Revenues			969,053			1,036,288						1,927,985	2,069,595
Income from continuing operations attributable to Parent			47,889			73,605						110,566	140,323
Computer Sciences GS | Effect of spin-off or mergers
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Net [Abstract]
Revenues			0			0						0	0
Income from continuing operations attributable to Parent			48,951			3,915						63,394	5,468
Computer Sciences GS | Pro-Forma
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Net [Abstract]
Revenues			969,053			1,036,288						1,927,985	2,069,595
Income from continuing operations attributable to Parent			96,840			77,520						173,960	145,791
SRA | Actual
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Net [Abstract]
Revenues			351,006			342,018						709,879	680,632
Income from continuing operations attributable to Parent			(3,942)			(6,043)						(3,026)	(10,201)
CSRA [Member] | Subsequent Event
Subsequent Event [Line Items]
Dividends paid (in dollars per share)		8.25
Computer Sciences GS Business
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Net [Abstract]
Goodwill			791,779	$ 802,582				$ 758,079				791,779		$ 802,582	$ 758,079	$ 793,865
Revenues			969,053	$ 1,001,118	$ 999,033	1,036,288	$ 1,033,307	$ 1,007,234	$ 993,460	$ 1,055,667	$ 1,046,275	1,927,985	2,069,595	$ 4,069,746	$ 4,102,636	$ 4,675,701
Spinoff costs			41,508			$ 0						56,285	$ 0
Merger costs			$ 7,350									$ 7,350
Computer Sciences GS Business | Merger With SRA International
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Net [Abstract]
Cash, accounts receivable and other current assets																	$ 312,227
PPE and other long term assets																	27,569
Accounts payable and other current liabilities																	(225,186)
Other long term liabilities																	(24,100)
Deferred tax liabilities																	(261,144)
Total identified net assets acquired																	721,966
Goodwill																	1,561,075
Total purchase price																	2,283,041
Computer Sciences GS Business | Merger With SRA International | Customer Relationships, Backlog And Other Intangible Assets
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Net [Abstract]
Intangibles - customer relationships, backlog and other intangibles assets																	$ 892,600
Computer Sciences GS Business | Subsequent Event
Subsequent Event [Line Items]
Dividends paid (in dollars per share)		$ 8.25
Computer Sciences GS Business | Subsequent Event | Merger With SRA International
Subsequent Event [Line Items]
Payments for acquisition	$ 390,000
Aggregate percent of shares provided as consideration	15.32%
Fair market value of share consideration (in USD per share)	$ 30.95